Document And Entity Information	Nov. 11, 2026
Document Information [Line Items]
Entity, Registrant Name	Build-A-Bear Workshop, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 11, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32320
Entity, Tax Identification Number	43-1883836
Entity, Address, Address Line One	415 South 18th St.
Entity, Address, City or Town	St. Louis
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	63103
City Area Code	314
Local Phone Number	423-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BBW
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001113809